Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 9,063,802	$ 727,447	$ 929,912
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	370,001	802,930	1,122,490
(Gain)/loss on disposal of property, plant and equipment		(9,950)	2,555
Allowance for/(reversal) of expected credit losses	8,196,074	5,315	197,527
Change in cash surrender of life insurance policy	(69,272)	(8,186)	(13,626)
Equity in net (profit)/losses of affiliates	(4,048)	(5,528)	33,780
Deferred income taxes	(1,352,524)	(51,267)	(116,475)
Change in fair value of other investments	(23,437,041)
Loss and fair value change related to convertible notes	3,648,265
Share-based compensation expenses	2,235,000
Gain on acquisition of subsidiary	(2,223)
Change in operating assets and liabilities:
Accounts receivable	(5,728,964)	(2,220,351)	(1,794,055)
Contract assets	3,410,033	485,554	(5,048,269)
Prepayments and other current assets	(1,668,171)	(3,736,545)	467,095
Income tax payable	41,124	53,494	404,508
Accounts payable	151,471	(245,877)	324,198
Contract liabilities	(1,559,309)	1,170,396	217,410
Accrued expenses and other current liabilities	1,199,961	311,462	(417,736)
Operating lease liabilities	(159,388)	(283,956)	(387,848)
Due to related parties	2,848,139	85,143	(2,446,978)
Other long-term liabilities	(27,996)	(86,072)	17,680
Net cash used in operating activities	(2,845,066)	(3,005,991)	(6,507,832)
Cash flows from investing activities:
Proceeds on disposal of life insurance policy		159,251
Sales proceeds from disposal of property, plant and equipment	1,643	10,164
Deposits paid for acquisition of plant and equipment		(1,781,573)
Purchase of other investments	(23,000,000)
Cash received for acquisition of businesses, net of cash paid	1,763
Purchase of property, plant and equipment	(205,878)		(59,717)
Net cash used in investing activities	(23,202,472)	(1,612,158)	(59,717)
Cash flows from financing activities:
Advanced to a director		(115,359)
Repayment of bank and other borrowings	(42,077,767)	(41,641,140)	(37,281,541)
Proceeds from bank and other borrowings	42,106,410	42,102,242	42,901,267
Proceeds from bank overdrafts	202,459
Repayment of bank overdrafts			(74,639)
Repayment of finance lease liabilities	(58,322)	(141,913)	(221,255)
Proceeds from issuance of Class A ordinary shares through private placement	41,660,000
Issuance cost paid pursuant to issuance of Class A ordinary shares	(4,832,800)
Payment pursuant to Class A shares retirement	(7,000,000)
Proceeds from issuance of Series B preferred shares	32,190,000
Issuance cost paid pursuant to issuance of Series B preferred shares	(3,456,350)
Proceeds from issuance of convertible notes	19,575,000
Issuance cost paid pursuant to issuance of convertible notes	(2,232,150)
Proceeds from issuance of shares pursuant to IPO		6,900,017
Payment for offering costs related to IPO		(2,092,695)
Net cash provided by financing activities	76,076,480	5,011,152	5,323,832
Effect of exchange rate changes	77,233	2,027	5,083
Net change in cash, cash equivalents and restricted cash	50,106,175	395,030	(1,238,634)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	718,625	323,595	1,562,229
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	50,824,800	718,625	323,595
Supplemental disclosure of cash flow information:
Interest paid	(771,946)	(891,379)	(733,220)
Income taxes (paid)/refund	(143,336)	(177,098)	135,417
Non-Cash Transactions:
Proceeds on disposal of life insurance policy in exchange for repayment of bank borrowings		271,586
Bank loans assumed on behalf of a related company (Note 13g)		851,718
Right of use assets obtained in exchange for new operating lease liabilities	119,007
Deemed dividends distribution on Series A preferred shares through additional paid-in capital	16,593,954
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	4,627,050	718,625	323,595
Restricted cash	$ 46,197,750